Description of Organization and Business Operations (Details Narrative) - USD ($)			1 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Feb. 11, 2022	Jun. 28, 2021	Jun. 30, 2022	Jun. 27, 2022	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Jun. 28, 2022	Jun. 16, 2022
Date of incorporation						Feb. 26, 2021	Feb. 26, 2021
Proceeds from issuance initial public offering						$ 117,300,000	$ 115,000,000	$ 115,000,000
Number of shares sold in transaction						11,500,000	11,500,000
Exercised price per share		$ 10.00	$ 10.00			$ 10.00	$ 10.00	$ 10.00
Proceeds from issuance of private placement					$ 5,281,750		$ 5,281,750
Cash			$ 172,441			172,441	254,523	$ 254,523
Working capital			$ 1,810,112			$ 1,810,112	$ 38,537	$ 38,537
Description of acquired entity						NASDAQ rules provide that the Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (as defined below) (less any deferred underwriting commissions and taxes payable on interest earned on the Trust Account) at the time of the signing of a definitive agreement to enter a Business Combination	NASDAQ rules provide that the Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (as defined below) (less any deferred underwriting commissions and taxes payable on interest earned on the Trust Account) at the time of the signing of a definitive agreement to enter a Business Combination
Preferred stock, par value			$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Issuance of common stock					$ 25,000		$ 25,000
Reason for business combination						The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 either immediately prior to or upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the outstanding shares voted are voted in favor of the Business Combination	The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the outstanding shares voted are voted in favor of the Business Combination
Cash			$ 172,441			$ 172,441	$ 254,523	$ 254,523
Deferred offering costs			201,405			201,405	$ 0	$ 0
Accrued offering cost			$ 176,405			$ 176,405
Shares Issued, Price Per Share							$ 10.00	$ 10.00
Redemption percentage							15.00%
Percentage of outstanding public shares							100.00%
Midtown East Management NL LLC [Member]
Purchase price of share			3,804,872			3,804,872
Reclassified from temporary equity			$ 38,809,694
Sponsor [Member]
Description of acquired entity						The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.20 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the day of liquidation of the Trust Account, if less than $10.20 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriter of Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”)	The Sponsor has agreed that it will be liable to the Company, if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below $10.00 per share (whether or not the underwriters’ over-allotment option is exercised in full), except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Proposed Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”)
Maximum [Member]
Deposits			$ 2,300,000			$ 2,300,000
Dissolution expense							$ 100,000
Common Class A [Member]
Exercised price per share			$ 12.50			$ 12.50	$ 12.50	$ 12.50
Common stock, shares redemption			7,695,128			7,695,128	11,500,000	11,500,000	7,554,784
Aggregate purchase of common stock shares			4,333,047	1,025,000		4,333,047	528,175	528,175		5,000,000
Shares Issued, Price Per Share				$ 10.21
Purchase price of share				630,736
Percentage of transaction purchase price				5.00%
Exercised price per share			$ 18.00			$ 18.00	$ 18.00	$ 18.00
Common Class A [Member] | Midtown East Management NL LLC [Member]
Aggregate purchase of common stock shares				1,599,496
Purchase price of share			38,847,743			38,847,743
Common Class A [Member] | Verdun Investments LLC [Member]
Aggregate purchase of common stock shares				1,180,376						1,666,666
Common Class A [Member] | Minimum [Member] | Midtown East Management NL LLC [Member]
Ownership percentage										9.90%
Series A Convertible Preferred Stock [Member]
Number of shares sold in transaction	60,000
Preferred stock, par value	$ 0.0001									$ 0.0001
Warrant to purchase, percentage	5000.00%
Issuance of common stock	$ 60,000,000.0
SHF Holding Co., LLC [Member]
Cash	70,000,000
Number of issued	$ 185,000,000
Tangible net assets			$ 5,000,001			$ 5,000,001
SHF Holding Co., LLC [Member] | Common Class A [Member]
Number of shares issued in acquisition transaction	11,386,139
Number of shares issued in acquisition transaction value	$ 115,000,000
IPO [Member]
Number of shares initial public offering		11,500,000
Proceeds from issuance initial public offering		$ 115,000,000
Exercised price per share		$ 10.20
Proceeds from Issuance or Sale of Equity						$ 25,000	$ 25,000
Transaction costs		$ 6,263,677
Cash		$ 938,853
Description of acquired entity						The Company initially had until June 28, 2022 to consummate a Business Combination. If the Company was unable to complete a Business Combination within 12 months from the closing of the Initial Public Offering, such period could (i) be extended by the Company’s stockholders in accordance with the Company’s amended and restated certificate of incorporation or (ii) at the election of the Company subject to satisfaction of certain conditions, including the deposit of up to $2,300,000 into the Trust Account, be extended up to six additional months to December 28, 2022. On June 27, 2022, the Company, with proceeds advanced from an affiliate of the Sponsor, deposited $1,150,000 in the Trust Account extending operations for three months from June 28, 2022 to September 28, 2022. If the Company is unable to complete a Business Combination by September 28, 2022, such period could (i) be extended by the Company’s stockholders in accordance with the Company’s amended and restated certificate of incorporation or (ii) at the election of the Company subject to satisfaction of certain conditions, including the deposit of up to $1,150,000 into the Trust Account, be extended an additional three months to December 28, 2022. If the Company is unable to complete a Business Combination by December 28, 2022 and such period is not extended by the Company’s stockholders in accordance with the Company’s amended and restated certificate of incorporation, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations under Delaware law to provide for claims of creditors and the requirements of applicable law. On June 30, 2022, $168,617 in Trust Account interest income was released to the Company and utilized to pay franchise taxes
Exercised price per share		$ 10.00
IPO [Member] | Promissory Note [Member]
Proceeds from Issuance or Sale of Equity							92,737
Proceed from the promissory note						$ 92,737
IPO [Member] | Underwriting Fees [Member]
Transaction costs		$ 1,725,000
IPO [Member] | Deferred Underwriting Commissions [Member]
Transaction costs		4,025,000
IPO [Member] | Other Offering Costs [Member]
Transaction costs		$ 513,677
Private Placement [Member]
Proceeds from issuance initial public offering						$ 117,300,000	$ 117,300,000
Number of shares sold in transaction		528,175
Exercised price per share		$ 10.00	$ 10.00			$ 10.00
Proceeds from issuance of private placement		$ 5,281,750
Number of shares issued in acquisition transaction						528,175	528,175
Number of shares issued in acquisition transaction value						$ 5,281,750	$ 5,281,750
Shares Issued, Price Per Share			10.00			$ 10.00	$ 10.20	10.20
Exercised price per share			$ 10.00			$ 10.00	$ 10.00	$ 10.00
Trust Account [Member]
Exercised price per share		$ 10.00
Proceeds from Issuance or Sale of Equity		$ 117,300,000